UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                               FORM 13F-NT
                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement

Institutional Investment Manager Filing this Report:

Name:       BANK OF HAWAII CORP
Address:    130 MERCHANT ST.
            HONOLULU, HI 96813


13F File Number:

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: BRIAN T. STEWART
Title: EXECUTIVE VICE PRESIDENT AND CONTROLLER
Phone: 1-888-643-3888
Signature, Place, and Date of Signing:

BRIAN T. STEWART    HONOLULU, HI   11/14/2005

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE REPORT
                [ ]            13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
[If there are no entries on this list, omit this section.]

Form 13F File Number	Name

28-00416		BANK OF HAWAII